Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000161837 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161837 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161837 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Vaxcyte
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Applied Industrial Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Mueller Industries
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Rocket Lab USA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000161837 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000161837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000161837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161837 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161838 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161838 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161838 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Vaxcyte
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Applied Industrial Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Mueller Industries
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Rocket Lab USA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000161838 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000161838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000161838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161838 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161838 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161838 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219329 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219329 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219329 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Vaxcyte
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Applied Industrial Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Mueller Industries
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Rocket Lab USA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000219329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000219329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219329 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.90%